Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Total Revenues	$ 129,706	$ 115,688	$ 116,829	$ 114,071	$ 127,776	$ 113,800	$ 114,174	$ 112,901	$ 476,294	$ 468,651	$ 446,509
Net sales	128,786	114,876	116,101	113,313	126,960	113,077	113,412	112,155	473,076	465,604	443,416
Cost of sales	97,971	86,687	87,420	85,991	96,071	85,470	85,611	85,145	358,069	352,297	334,993
Income from continuing operations	4,544	3,870	4,205	3,932	5,863	3,809	4,150	3,882	16,551	17,704	16,408
Consolidated net income	4,650	3,885	4,216	3,944	5,876	3,825	4,162	3,893	16,695	17,756	16,387
Net Income (Loss) Attributable to Parent	$ 4,431	$ 3,738	$ 4,069	$ 3,784	$ 5,606	$ 3,635	$ 4,017	$ 3,741	$ 16,022	$ 16,999	$ 15,699
Basic income per common share from continuing operations attributable to Walmart	$ 1.35	$ 1.14	$ 1.24	$ 1.14	$ 1.68	$ 1.08	$ 1.18	$ 1.10	$ 4.87	$ 5.03	$ 4.55
Basic income per common share from discontinued operations attributable to Walmart	$ 0.02	$ 0.01	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.03	$ 0.01	$ (0.01)
Basic net income per common share attributable to Walmart	$ 1.37	$ 1.15	$ 1.24	$ 1.15	$ 1.68	$ 1.08	$ 1.19	$ 1.10	$ 4.90	$ 5.04	$ 4.54
Diluted income per common share from continuing operations attributable to Walmart	$ 1.34	$ 1.14	$ 1.23	$ 1.14	$ 1.67	$ 1.07	$ 1.18	$ 1.09	$ 4.85	$ 5.01	$ 4.53
Diluted income (loss) per common share from discontinued operations attributable to Walmart	$ 0.02	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ 0.03	$ 0.01	$ (0.01)
Diluted net income per common share attributable to Walmart	$ 1.36	$ 1.14	$ 1.24	$ 1.14	$ 1.67	$ 1.08	$ 1.18	$ 1.09	$ 4.88	$ 5.02	$ 4.52